Submission	Sep. 11, 2026
Submission [Line Items]
Central Index Key	0001863127
Registrant Name	Tyra Biosciences, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES